UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-21802

WorldCommodity Funds, Inc.

(Exact Name of Registrant as Specified in Charter)

6075 Roswell Road, Suite 450

Atlanta, GA 30328

(Address of Principal Executive Offices)  (Zip Code)

Mr. James Llewellyn

WorldCommodity Asset Management

6075 Roswell Road, Suite 450

Atlanta, GA 30328

 (Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code:  404-437-7420

Date of fiscal year end: September 30

Date of reporting period: March 31, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

WorldCommodity Fund

March 31, 2007

www.worldcommodityfunds.com

404-437-7420

WorldCommodity Fund

Portfolio Illustration

March 31, 2007 (Unaudited)

The following tables give a visual breakdown of the Fund by the commodity sectors and country holdings the underlying securities represent as a percentage of the portfolio of investments.

Commodity Sectors*
(% of Net Assets)
Agriculture	51.49%
Multi-Sector and Misc.	19.92%
Energy	2.71%
Metals	0.00%
74.12%
*excludes cash and cash equivalents

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Country Holdings*
(% of Net Assets)
Australia	29.88%
United Kingdom	15.54%
Japan	13.55%
Canada	12.39%
United States	2.74%
74.12%
*excludes cash and cash equivalents

WorldCommodity Fund
Schedule of Investments
March 31, 2007 (Unaudited)

Shares		Country	Market Value	% Net Assets

	COMMON STOCKS

	Air Transportation
300	Ace Aviation Holdings Class A	Canada	7,896
66	Jazz Air Income Fund	Canada	467
119	Aeroplan Income Fund	Canada	2,012
			10,375	6.37%

	Agricultural-Grain Wholesale
2,200	AWB, Ltd.	Australia	6,314
750	Saskatchewan Wheat Pool, Inc.	Canada	5,408
			11,722	7.20%
	Agricultural Production
2,400	Maryborough Sugar Factory Ltd.	Australia	5,832
23,000	Namoi Cotton Cooperative Ltd.	Australia	12,650
6,000	Queensland Cotton Holdings Ltd.	Australia	23,880
			42,362	26.01%
	Electrical Machinery & Battery Systems
1,000	Sanyo Electric Ltd. ADR	Japan	8,700
5,000	Sanyo Electric Ltd.	Japan	8,550
			17,250	10.59%
	Commodity Brokers, Dealers
800	Daiichi Commodities Co. Ltd.	Japan	4,824	2.96%

	Crude Petroleum & Natural Gas
150	Penn West Energy Trust	Canada	4,407	2.71%

	Poultry Proccessing
600	Cagles Inc. Class A	USA	4,464	2.74%

TOTAL COMMON STOCKS (Cost $83,906)			95,404	58.57%

	CORPORATE BONDS & NOTES
25,000	ABN AMRO Bank, N.V*:	UK
	Rogers International Commodity Index® -
	Agriculture Excess Return (RICIA) Linked Securities,
	Medium-Term Notes, Series A, 06/29/09		25,310	15.54%

TOTAL CORPORATE BONDS & NOTES (Cost $24,375)			25,310	15.54%

	MONEY MARKET FUNDS
22,130	Huntington Treasury Market IV, 4.37% **		22,130	13.59%

TOTAL MONEY MARKET FUNDS (Cost $22,130)			22,130	13.59%

TOTAL INVESTMENTS (Cost $131,421)			142,844	87.69%

LIABILITIES IN EXCESS OF OTHER ASSETS			(20,045)	12.31%

NET ASSETS			$ 162,889	100.00%

** Variable Rate Security at March 31, 2007
The accompanying notes are an integral part of the financial statements.

WorldCommodity Fund
Statement of Assets and Liabilities
March 31, 2007 (Unaudited)

Assets:
Investments, at Value (Cost $131,421)	$ 142,844
Cash	20,079
Receivables:
Dividends and Interest	150
Total Assets	163,073
Liabilities:
Accrued Management Fees	104
Other Accrued Expenses	80
Total Liabilities	184
Net Assets	$ 162,889

Net Assets Consist of:
Paid In Capital	$ 144,084
Accumulated Undistributed Net Investment Income	(44)
Accumulated Undistributed Realized Gain on Investments	7,428
Unrealized Appreciation in Value of Investments	11,421
Net Assets, for 14,039 Shares Outstanding	$ 162,889

Net Assets Value Per Share	$ 11.60

The accompanying notes are an integral part of the financial statements.

WorldCommodity Fund
Statement of Operations
For the six months ended March 31, 2007 (Unaudited)

Investment Income:
Dividends	$ 303
Interest	689
Total Investment Income	992

Expenses:
Advisory Fees (Note 3)	455
Administrative Fees	353
Net Expenses	808

Net Investment Income	184

Realized and Unrealized Gain on Investments:
Realized Gain on Investments	7,428
Net Change in Unrealized Appreciation on Investments	11,421
Net Realized and Unrealized Gain on Investments	18,849

Net Increase in Net Assets from Operations	$ 19,033

The accompanying notes are an integral part of the financial statements.

WorldCommodity Fund
Statements of Changes in Net Assets

(Unaudited)
Period
Ended
3/31/2007 *
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 184
Net Realized Gain on Investments	7,428
Unrealized Appreciation (Depreciation) on Investments	11,421
Net Increase in Net Assets Resulting from Operations	19,033

Distributions to Shareholders from:
Net Investment Income	(228)
Net Realized Gain on Investments	0
Total Distributions	(228)

From Capital Share Transactions:
Proceeds From Sale of Shares	143,856
Shares Issued on Reinvestment of Distributions	228
Cost of Shares Redeemed	0
Net Decrease in Net Assets from Fund Share Transactions	144,084

Total Increase (Decrease)	162,889

Net Assets:
Beginning of Period	0

End of Period	$ 162,889

Share Transactions:
Issued	14,017
Reinvested	22
Redeemed	0
Net Increase in Shares	14,039

Shares Outstanding Beginning of Period	0
Shares Outstanding End of Period	14,039

* For the period October 27, 2006 (Commencement of Investment Operations) through March 31, 2007
The accompanying notes are an integral part of the financial statements.

WorldCommodity Fund
Financial Hightlights
Selected data for a share outstanding throughout the period.

(Unaudited)
Period
Ended
3/31/2007 *

Net Asset Value, at Beginning of Period	$ 10.18

Income From Investment Operations:
Net Investment Income **	0.07
Net Gain (Loss) on Securities (Realized and Unrealized)	1.37
Total from Investment Operations	1.44

Distributions, from:
Net Investment Income	(0.02)
Net Realized Gains	0.00
Total Distributions	(0.02)

Net Asset Value, at End of Period	$ 11.60

Total Return	14.19%

Ratios/Supplimental Data:
Net Assets at End of Period (Thousands)	$ 163
Ratio of Expenses to Average Net Assets	1.60%
Ratio of Net Investment Income to Average Net Assets	0.42%
Portfolio Turnover	68.69%

* For the period October 27, 2006 (Commencement of Investment Operations) through March 31, 2007
** Amount calculated based on average shares outstanding throughout the year.
The accompanying notes are an integral part of the financial statements.

WORLDCOMMODITY FUND

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2007 (UNAUDITED)

1. ORGANIZATION

WorldCommodity Funds, Inc. (the "Company") was incorporated in Maryland on August 9, 2005 and has filed a registration statement with the U.S. Securities and Exchange Commission seeking to register under the Securities Act of 1933 and the Investment Company Act of 1940 ("`1940 Act") as a non-diversified, open-end management investment company.  WorldCommodity Fund (the "Fund") is the sole series of the Company.  The Fund's investment objective is to seek capital appreciation by investing in equity securities issued by commodity-related companies and commodity–linked note securities.

2. SIGNIFICANT ACCOUNTING POLICIES

Equity Securities

The Fund may invest in equity securities such as common stock, convertible preferred stock, convertible bonds, rights and warrants.  Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation.  Warrants are options to purchase equity securities at a specified price for a specific time period.  Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders.  Although equity securities have a history of long term growth in value, their prices fluctuate based on changes in a company’s financial condition and on overall market and economic conditions.

Foreign Securities

The Fund may invest in foreign equity securities including American Depositary Receipts (“ADRs”), European Depository Receipts (“EDRs”) and Global Depository Receipts (“GDRs”) (collectively, Depository Receipts).  ADRs are typically issued by a U.S. bank or trust company to evidence ownership of underlying securities issued by a foreign corporation.  EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a U.S. corporation.  Generally, Depository Receipts in registered form are designed for use in the U.S. securities market and Depository Receipts in bearer form are designed for use in securities markets outside the U.S.  Depository Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted.

Depository Receipts may be issued pursuant to sponsored or unsponsored programs.  In sponsored programs, an issuer has made arrangements to have its securities traded in the form of Depository Receipts.  In unsponsored programs, the issuer may not be directly involved in the creation of the program.  Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program.  Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between such information and the market value of the Depository Receipts.

Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments.  The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.  Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile.  Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies and it may be more difficult to obtain reliable information regarding an issuer’s financial condition and operations.  In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, generally are higher than for U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets.  Foreign issuers, brokers, and securities markets may be subject to less government supervision.  Foreign security trading practices, including those involving the release of assets in advance of payment, may invoke increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays.  It also may be difficult to enforce legal rights in foreign countries.

WORLDCOMMODITY FUND

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2007 (UNAUDITED)

Investing abroad also involves different political and economic risks.  Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, and restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention.  There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest, or adverse diplomatic developments.  There is no assurance that an advisor will be able to anticipate or counter these potential events and their impacts on the Fund’s share price.

Emerging Market Securities

The Fund may invest in foreign securities issued by companies located in developing or emerging countries.

Investing in emerging market securities imposes risks different from, or greater than, risks of investing in foreign developed countries.  These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital.  In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies.  The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund.  Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging markets securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems.  In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions.  Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security.  Such a delay could result in possible liability to a purchaser of the security.

Debt Securities

The Fund may invest in corporate, foreign government and U.S. Government debt securities.  U.S. Government securities include direct obligations of the U.S. Government and obligations issued by U.S. Government agencies and instrumentalities.  Although certain securities issued by the U.S. Government, its agencies or instrumentalities are backed by the full faith and credit of the U.S. Government, others are supported only by the credit of that agency or instrumentality.  There is no guarantee that the U.S. Government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest.  In addition, a security backed by the U.S. Treasury or the full faith and credit of the U.S. is guaranteed only as to the timely payment of interest and principal when held to maturity.  The current market prices for such securities are not guaranteed and will fluctuate.  Certain U.S. Government agency securities or securities of U.S. Government-sponsored entities, are backed by the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality.  While the U.S. Government provides financial support to those U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so and those securities are neither guaranteed nor issued by the U.S. Government.  Corporate securities include, but are not limited to, debt obligations offered by public or private corporations either registered or unregistered.  The market value of such securities may fluctuate in response to interest rates and the creditworthiness of the issuer.  In the case of securities backed by the full faith and credit of the United States Government, shareholders are primarily exposed to interest rate risk.

WORLDCOMMODITY FUND

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2007 (UNAUDITED)

Credit Risk of Debt Securities

A debt instrument's credit quality depends on the issuer's ability to pay interest on the security and repay the debt: the lower the credit rating, the greater the risk that the security's issuer will default.  The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for the security.  In the case of corporate debt, the Fund will normally purchase investment grade securities, meaning securities rated BBB or better by Standard & Poor’s or any similar rating by any national credit rating service.

Interest Rate Risk of Debt Securities

All debt securities face the risk that their principal value will decline because of a change in interest rates.  Generally, investments subject to interest rate risk will decrease in value when interest rates rise and will rise in value when interest rates decline.  Also, securities with longer maturities will experience a more pronounced change in value when interest rates change.

Cash Reserves

  The Fund may hold a significant portion of its net assets in cash or cash equivalents, either to maintain liquidity or for temporary defensive purposes.  The Fund will normally invest its remaining assets in cash and cash equivalents, such as U.S. Government debt instruments, other money market funds, and repurchase agreements.

Options Transactions

The Fund may purchase and sell options involving individual securities, futures and indices.  The Fund can buy and sell options for various purposes.

Futures

The Fund may buy and sell interest rate futures contracts, commodities futures contracts, financial futures, and forward contracts.  No money is paid or received by the Fund on the purchase or sale of a future.  Typically, upon entering into a futures transaction, the Fund will be required to deposit an initial margin payment of 1 to 10% of the face amount (but may be higher in some circumstances) with the futures commission merchant (the "futures broker").  Initial margin payments will be deposited with the Fund's custodian bank in an account registered in the futures broker's name.  However, the futures broker can gain access to that account only under specified conditions.  As the future is marked to market (that is, its value on the Fund's books is changed) to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker daily.  Alternatively, the Fund may maintain accounts with futures brokers, provided that the Fund and the futures brokers comply with the requirements of the rules under the Investment Company Act.

Commodity-Linked Notes Securities

The Fund will invest indirectly in commodities through instruments that invest in or are a derivative of commodities, such as commodity-linked notes.  In a typical commodity-linked note, sometimes referred to as a commodity-linked structured note, the principal and/or coupon payments are linked to the value of an individual commodity, or the performance of commodity indices.  Therefore, these securities are "commodity-linked”.  Also, at maturity, the Fund may receive more or less principal than it originally invested.  The commodity-linked notes in which the fund invests, may be issued by U.S. and foreign banks, brokerage firms, insurance companies and other corporations.  These notes are debt securities of the issuer and so, in addition to fluctuating in response to changes in the underlying commodity index, will be subject to credit and interest rate risks that typically affect debt securities.  In addition to the RICISM (described below) the Fund may invest in commodity-linked structured notes that track other widely followed, recognized commodity indices, their component sub-indices, or individual components, including the GSCI®, SPCI®, DJAIG®, RJCRB® and DBCI®.

WORLDCOMMODITY FUND

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2007 (UNAUDITED)

Dividends and Distributions to Shareholders

Dividends and distributions, if any, will be declared and distributed at least annually. However, the Directors may decide to declare dividends and distributions at other intervals.  Dividends and distributions to shareholders from net investment income are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. Permanent book and tax differences may result in reclassifications to paid-in capital and may affect the per-share allocation between net investment income, and realized and unrealized gains (losses). Any taxable income or gain of the Fund remaining at fiscal year end will be declared and distributed in the following year to the shareholders of the Fund.

Federal Income Taxes

For federal income tax purposes, the Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code by distributing substantially all of its taxable income and net capital gains to its shareholders annually and otherwise complying with the requirements for regulated investment companies. Therefore, no provision has been made for federal income taxes.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported assets and liabilities, and the disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from these estimates.

3. INVESTMENT ADVISORY AGREEMENTS AND OTHER RELATED PARTY TRANSACTIONS

Investment Advisory Agreement

WorldCommodity Asset Management (the "Adviser") acts as investment advisor for the Fund pursuant to the terms of the Investment Advisory Agreement (the "Advisory Agreement").  Under the terms of the Advisory Agreement, the Adviser manages the investment operations of the Fund in accordance’s with the Fund’s investment policies and restrictions.  The Advisor furnishes an investment program for the Fund; determines what investments should be purchased, sold, and held; and makes changes on behalf of the Company in the investments of the Fund. For its investment advisory services to the Fund, the Company pays to the Advisor, as of the last day of each month, an annualized fee equal to 0.90% of average net assets of the Fund, such fee to be computed daily based upon daily average net assets of the Fund. For the period October 27, 2006 (Commencement of Investment Operations) through March 31, 2007 (“the period”) the Advisor earned fees of $455.

The Fund has also entered into an Operating Services Agreement (the "Services Agreement") with the Advisor.  Under the terms of the Services Agreement, the adviser arranges to provide, day-to-day operational services to the Fund including, but not limited to; accounting, administrative, legal, dividend disbursing and transfer agent, registrar, and custodial.  The Advisor may, employ third parties to assist it in performing the various services required of the Fund and is responsible for compensating such parties.  For the Advisor’s services to the Fund, the Company pays to the Advisor, as of the last day of each month, an annualized fee equal to 0.70% of average net assets of the Fund, such fee to be computed daily based upon daily average net assets of the Fund. For the period ended March 31, 2007 the Advisor earned fees of $353.

WORLDCOMMODITY FUND

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2007 (UNAUDITED)

Distribution Agreement

The Fund currently acts as its own Distributor of its shares.  Shares of the Fund are offered to the public on a continuous basis, but the Fund reserves the right to discontinue offering its shares at any time.

The Fund has adopted, but, not yet implemented, a Distribution Plan pursuant to rule 12b-1 under the 1940 Act for its shares, pursuant to which the Fund may pay to the Advisor a monthly fee for distribution and shareholder servicing expenses of 0.25% per annum of the Fund’s average daily net assets.  The Advisor may, in turn, pay such fees to dealers and other financial service organizations for eligible services provided by those parties to the fund.

Custodian

Huntington National Bank, 41 South High Street, Columbus, OH 43215 is custodian of the Fund's investments.  The custodian acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.  Huntington National Bank does not exercise any supervisory function over the management of the Fund, the purchase and sale of securities or the payment of distributions to stockholders.

Transfer Agent

Mutual Shareholder Services, LLC.  (“MSS”), 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147, acts as transfer, dividend disbursing, and shareholder servicing agent for the Fund pursuant to a written agreement with the Company and the Adviser.  Under the agreement, MSS is responsible for administering and performing transfer agent functions, dividend distribution, shareholder administration, and maintaining necessary records in accordance with applicable rules and regulations.

For the services to be rendered as transfer agent, the Adviser shall pay MSS an annual fee, paid monthly, based on the average net assets of the Fund, as determined by valuations made as of the close of each business day of the month.

Administration

MSS also performs certain administrative tasks as administrator for the Fund pursuant to a written agreement with the Company and Adviser.  MSS supervises all aspects of the operations of the Fund except those reserved by the Fund's investment adviser under its’ service agreements with the Company.  MSS is responsible for calculating the Fund's net asset value, preparing and maintaining the books and accounts specified in Rule 31a-1 and 31a-2 of the Investment Company Act of 1940, preparing financial statements contained in reports to stockholders of the Fund, preparing the Fund's federal and state tax returns, preparing reports and filings with the Securities and Exchange Commission, preparing filings with state Blue Sky authorities and maintaining the Fund's financial accounts and records.

For the services to be rendered as administrator, the Adviser shall pay MSS an annual fee, paid monthly, based on the average net assets of the Fund, as determined by valuations made as of the close of each business day of the month.

WORLDCOMMODITY FUND

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2007 (UNAUDITED)

4. INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from sales of investments other than short-term obligations aggregated $144,379 and $66,890, respectively, for the period ended March 31, 2007. There were no purchases or sales of U.S. Government Securities.

5. FEDERAL INCOME TAXES

As of March 31, 2007, the cost of investments, gross unrealized appreciation and depreciation of investment securities and components of distributable earnings on a tax basis were as follows:

Cost of investments	$131,421
Gross unrealized appreciation	12,970
Gross unrealized depreciation	(1,548)
Net unrealized appreciation	11,421
Undistributed ordinary income	(44)
Undistributed capital gains	7,428
Total undistributed ordinary income and long term capital gain	11,421
Total distributable earnings	18,805

The difference between undistributed ordinary income and undistributed long-term capital gain on a tax basis and accumulated undistributed net investment income and accumulated net realized gain on investments is due to differing book/tax treatment of short term capital gains.

The tax character of distributions paid during the period ended March 31, 2007 were as follows:

March 31, 2007
Ordinary income	$ 228
Capital Gains	0
$ 228

6.   NEW ACCOUNTING PRONOUNCEMENTS

On July 13, 2006 the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 (FIN 48) "Accounting for the Uncertainty of Income Taxes". FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of a deferred tax asset; an increase in deferred tax liability; or a combination thereof. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. At this time, management is evaluating the implications of FIN 48 and its impact of the Fund's financial statements has not yet been determined.

In September 2006, the FASB issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

WORLDCOMMODITY FUND

EXPENSE ILLUSTRATION

MARCH 31, 2007 (UNAUDITED)

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (10/01/06 - 3/31/07).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period'' to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value 10/1/2006	Ending Account Value 3/31/2007	Expenses Paid During Period 10/1/2006 – 3/31/2007 *
Actual	$1,000	$1,175.64	$8.68
Hypothetical (5% return before expenses)	$1,000	$1,016.95	$8.05

* Expenses are equal to the Fund’s annualized expense ratio of 1.60% multiplied by the average account value over the period multiplied by 182/365 (to reflect the one-half year period).

WORLDCOMMODITY FUND

DIRECTORS AND OFFICERS

MARCH 31, 2007 (UNAUDITED)

The following table contains information concerning each officer of the Company and each Director of the Company who is an “interested person” of the Company, as defined in the 1940 Act.  Mr. Llewellyn is an interested person as defined in the 1940 Act by virtue of his employment with the Advisor.

INTERESTED DIRECTORS AND OFFICERS

Name, Address and Age	Position(s) Held With the Company	Term of Office & Lenth of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held By Director
James Llewellyn 6075 Roswell Road, Suite 450 Atlanta, GA 30328 Year of Birth: 1969	Director, President	Indefinite - Since 2006	Managing Member, McConnell Asset Mgmt, LLC, April 2004; Private Client Consultant, ETRADE Securities, LLC, 2000; Financial Consultant, Merrill Lynch Futures, Inc., 1998	1	None

The following table contains information regarding each director who is not an “interested person” of the Company, as defined in the 1940 Act.

INDEPENDENT DIRECTORS

Name, Address and Age	Position(s) Held With the Company	Term of Office & Lenth of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held By Director
Christopher Witte 6075 Roswell Road, Suite 450 Atlanta, GA 30328 Year of Birth:1969	Independent Director	Indefinite - Since 2006	Sr. Project Manager IT Operations, Cingular Wireless Inc., 2002; Mgr. IT Operations, Cypress Restaurants of Georgia, Inc., 2001; Sr. Project Mgr., Revenue Systems, Inc., 1999	1	None
Terry L. Cornett 6075 Roswell Road, Suite 450 Atlanta, GA 30328 Year of Birth: 1944	Independent Director	Indefinite - Since 2006	Private real estate investments, Cornett Consulting, Inc., 2001; Account manager, The Procter and Gamble Co. 1970-1994	1	None

PROXY VOTING GUIDELINES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at (800) 595-4922 and (2) from Form N-PX filed by the Fund with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on December 31 and June 30. The Form N-Q filing must be made within 60 days of the end of the quarter, and the Fund’s first Form N-Q was filed with the SEC on February 28, 2007. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-595-4922.

Board of Directors

Christopher Witte

Terry L. Cornett

James Llewellyn

Investment Adviser

McConnell Asset Management, LLC

d/b/a WorldCommodity Asset Management

6075 Roswell Road, Suite 450, Atlanta, GA 30328

404-437-7420  www.worldcommodityfunds.com

Transfer Agent

Mutual Shareholder Services

8000 Town Centre Drive, Ste. 400

Broadview Heights, Ohio 44147

Custodian

Huntington National Bank, N.A.

41 South High Street

Columbus, OH 43215

Independent Registered Public Accounting Firm

Briggs Bunting & Dougherty, LLP

Two Penn Center Plaza, Suite 820

Philadelphia, PA 19102-1732

This report is provided for the general information of the shareholders of the WorldCommodity Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of August 26, 2006, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

WorldCommodity Funds, Inc.

By /s/ JAMES LLEWELLYN

James Llewellyn

President and Treasurer

Date: June 7, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ JAMES LLEWELLYN

James Llewellyn

President and Treasurer

Date June 7, 2007